Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6—Intangible Assets

Intangible assets, net, consisted of the following:

As of March 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$465,836	$(113,489)	$352,347	14
Developed technology	18,838	(7,884)	10,954	5
Photo library	1,360	(598)	762	5
Licensing agreements	3,554	(576)	2,978	4

Total	$489,588	$(122,547)	$367,041

As of June 30, 2015	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$479,778	$(78,457)	$401,321	14
Developed technology	19,907	(5,508)	14,399	5
Photo library	1,259	(403)	856	5
Licensing agreements	3,524	(367)	3,157	4

Total	$504,468	$(84,735)	$419,733

Amortization expense included in selling, general and administrative expenses was as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Amortization of intangible assets	$13,557	$13,057	$41,665	$39,900

Note 5—Intangible Assets

Intangible assets consisted of the following:

Successor
June 30, 2015	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$479,778	$(78,457)	$401,321	14
Developed technology	19,907	(5,508)	14,399	5
Photo library	1,259	(403)	856	5
Licensing agreements	3,524	(367)	3,157	4

Total	$504,468	$(84,735)	$419,733

Successor
June 30, 2014	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Useful Life (Years)
Customer relationships	$491,851	$(29,924)	$461,927	14
Developed technology	21,522	(1,653)	19,869	5
Photo library	1,052	(169)	883	5
Licensing agreements	1,330	(66)	1,264	4

Total	$515,755	$(31,812)	$483,943

Estimated future amortization expense related to intangible assets at June 30, 2015 is as follows:

For the Year Ending June 30,	Amount
2016	$55,121
2017	53,956
2018	50,084
2019	42,270
2020	34,046
Thereafter	184,256

Future Amortization	$419,733

Amortization expense for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013 was $53,668, $31,812, $958 and $12,109, respectively.